Exhibit 99.6 Schedule 3

QM ATR Data
Run Date - 02/17/2026 7:15:37 AM

Evolve Loan ID	Customer Loan ID	Seller Loan ID	Loan Level ATR/QM Status	Verified Safe Harbor	Application Date Prior to 1/10/2014	Lender Application Date	GSE Eligible	CDFI Indicator	ATR/QM Total Points and Fees	Rate Lock Date	APR	Borrower Employment Indicator	Co Borrower Employment Indicator	Borrower Foreign National Indicator	Borrower Residency Source	Co Borrower Foreign National Indicator	Co Borrower Residency Source	Residual Income to Qualify?	ATR/QM Residual Income
164048	XXXXXXXXXX	XXXXXXXXXX	Non-QM	N/A	No	XXXXXXXXXX		No	$8,196.00	07/29/2021	3.978%	Self-Employed		US Citizen				No